Net Loss per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net Loss per Share Attributable to Common Stockholders

13. Net Loss Per Share Attributable to Common Stockholders

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	June 30,
	2020	2021
Redeemable convertible preferred stock	87,497	87,497
Outstanding stock options	21,917	19,484
Outstanding common stock warrants	1,077	607
Total	110,491	107,588

A Place For Rover INC
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net Loss per Share Attributable to Common Stockholders

16. Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	$(64,677)	$(51,714)	$(57,485)
Deemed dividend to preferred stockholders	(491)	—	—
Net loss attributable to common stockholders	$(65,168)	$(51,714)	$(57,485)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	26,159	28,074	28,804
Net loss per share attributable to common stockholders, basic and diluted	$(2.49)	$(1.84)	$(2.00)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred stock	87,007	87,489	87,497
Outstanding stock options	17,140	20,749	20,574
Outstanding common stock warrants	650	761	1,077
Total	104,797	108,999	109,148